COLUMBIA UTILITIES FUND
                                       SUPPLEMENT TO CLASS A, B AND C PROSPECTUS
                                                DATED APRIL 1, 2004


Effective July 1, 2004, similar language under the heading "Sales Charge" is being replaced in its entirety with the following:

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

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                                            SHARES ARE SOLD
Through first year                                                                             5.00
Through second year                                                                            4.00
Through third year                                                                             3.00
Through fourth year                                                                            3.00
Through fifth year                                                                             2.00
Through sixth year                                                                             1.00
Longer than six years                                                                          0.00

Commission to financial advisors is 4.00%.
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